Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 20	$ 163
Trade accounts and notes receivable	562	564
Inventories	173	169
Regulatory assets	39	40
Other current assets	56	72
Total current assets	850	1,008
Investments	1,800	1,383
Property, plant, and equipment - net	14,287	11,822
Goodwill	649	0
Other intangibles	1,702	43
Regulatory assets, deferred charges, and other	421	416
Total assets	19,709	14,672
Accounts payable:
Trade	851	623
Affiliate	117	68
Accrued interest	110	105
Asset retirement obligations	68	66
Other accrued liabilities	203	172
Long-term debt due within one year	0	324
Total current liabilities	1,349	1,358
Long-term debt	8,437	6,913
Asset retirement obligations	508	504
Regulatory liabilities, deferred income, and other	518	464
Contingent liabilities and commitments (Note 15)
Partners' equity
Common units (397,963,199 units outstanding at December 31, 2012 and 290,477,159 units outstanding at December 31, 2011)	10,372	6,810
General partner	(1,487)	(1,375)
Accumulated other comprehensive income (loss)	(2)	(2)
Total partners' equity	8,883	5,433
Noncontrolling interests in consolidated subsidiaries	14	0
Total equity	8,897	5,433
Total liabilities and equity	$ 19,709	$ 14,672